SHARE-BASED PAYMENTS - Restricted share units and performance share units (Details)	3 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
RSU's
Number of units
Outstanding, beginning balance (in shares) | shares	1,018,974	0
Granted during the year (in shares) | shares	6,448	53,844
Vested during the year (in shares) | shares	(57,850)	0
Forfeited during the year (in shares) | shares	(16,405)	0
Outstanding, ending balance (in shares) | shares	951,167	53,844
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 13.63	$ 0
Granted during the year (in USD per share) | $ / shares	27.98	13.00
Vested during the year (in USD per share) | $ / shares	13.04	0
Forfeited during the year (in USD per share) | $ / shares	13.84	0
Outstanding, ending balance (in USD per share) | $ / shares	$ 13.76	$ 13.00
PSU's
Number of units
Outstanding, beginning balance (in shares) | shares	1,888,821	0
Granted during the year (in shares) | shares	0	0
Vested during the year (in shares) | shares	(7,333)	0
Forfeited during the year (in shares) | shares	(30,573)	0
Outstanding, ending balance (in shares) | shares	1,850,915	0
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 14.55	$ 0
Granted during the year (in USD per share) | $ / shares	0	0
Vested during the year (in USD per share) | $ / shares	14.55	0
Forfeited during the year (in USD per share) | $ / shares	14.61	0
Outstanding, ending balance (in USD per share) | $ / shares	$ 14.55	$ 0